DEFERRED ROYALTY COSTS	12 Months Ended
Dec. 31, 2024
DEFERRED ROYALTY COSTS
DEFERRED ROYALTY COSTS

8. DEFERRED ROYALTY COSTS

Deferred royalty costs are as follows:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Total	—	9,000	1,233

In May 2024, the Group entered into an exclusive publishing license agreement with Wemade Co., Ltd. The Group will exclusively publish and service the new MIR M game in mainland China. According to the agreement, the total minimum payment is RMB 42.0 million. As of December 31, 2024, the Group has prepaid for the royalty fee of RMB 9.0 million (US$ 1.2 million). The second minimum payment of RMB 9.0 million will be paid after the close beta testing date and the remaining minimum payment of RMB 24.0 million will be paid after commercial launch. The license authorization period is five years after the commercial launch, the prepayment minimum payment may set off monthly royalty payment after the commercial launch, so the deferred royalty costs are classified as long-term assets.